Eldridge AAA CLO ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 97.6% (a)(b)	Par	Value
Bermuda - 1.4%
RR Ltd., Series 2023-27A, Class A1AR, 4.90% (3 mo. Term SOFR + 1.23%), 10/15/2040	$ 4,000,000	$ 4,004,656

Cayman Islands – 81.7% (c)
AGL CLO Ltd.
Series 2024-31A, Class A, 5.08% (3 mo. Term SOFR + 1.40%), 07/20/2037	3,000,000	3,005,370
Series 2024-33A, Class A1, 5.02% (3 mo. Term SOFR + 1.35%), 07/21/2037	2,815,000	2,819,926
Series 2025-38A, Class A1, 4.90% (3 mo. Term SOFR + 1.24%), 01/22/2038	5,000,000	5,013,050
Aimco CLO
Series 2015-AA, Class A1R4, 4.93% (3 mo. Term SOFR + 1.25%), 10/17/2038	3,000,000	3,009,150
Series 2019-10A, Class ARR, 5.07% (3 mo. Term SOFR + 1.41%), 07/22/2037	1,445,000	1,445,072
Series 2019-10AR, Class A1R3, 4.89% (3 mo. Term SOFR + 1.19%), 07/22/2039	3,500,000	3,500,875
Apidos CLO, Series 2021-37A, Class A, 5.06% (3 mo. Term SOFR + 1.39%), 10/22/2034	1,500,000	1,501,407
ARES CLO
Series 2022-63A, Class A1R, 4.98% (3 mo. Term SOFR + 1.31%), 10/15/2038	5,000,000	5,009,495
Series 2022-ALF3A, Class A1R2, 4.89% (3 mo. Term SOFR + 1.19%), 04/25/2039	6,000,000	6,003,528
Ares Loan Funding IX Ltd., Series 2025-ALF9A, Class A1, 4.85% (3 mo. Term SOFR + 1.18%), 03/31/2038	4,000,000	4,012,384
Babson CLO Ltd.
Series 2021-3A, Class AR, 4.81% (3 mo. Term SOFR + 1.13%), 01/18/2035	5,000,000	5,002,245
Series 2022-4A, Class A1R, 5.04% (3 mo. Term SOFR + 1.36%), 10/20/2037	2,025,000	2,030,504
Bain Capital Credit CLO
Series 2017-2A, Class A1R3, 5.07% (3 mo. Term SOFR + 1.40%), 07/25/2037	2,000,000	2,003,776
Series 2021-4A, Class A1RR, 4.68% (3 mo. Term SOFR + 1.00%), 10/20/2034	5,000,000	5,002,820
Benefit Street Partners CLO Ltd.
Series 2015-6BR, Class A1R, 4.86% (3 mo. Term SOFR + 1.18%), 04/20/2038	3,750,000	3,754,612
Series 2018-16A, Class A1R2, 5.00% (3 mo. Term SOFR + 1.32%), 01/17/2038	4,500,000	4,505,310
Series 2024-38A, Class A, 4.98% (3 mo. Term SOFR + 1.31%), 01/25/2038	3,000,000	3,008,997
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, 4.75% (3 mo. Term SOFR + 1.07%), 07/18/2034	2,950,000	2,952,508
Carlyle Global Market Strategies
Series 2019-4A, Class A11R, 4.99% (3 mo. Term SOFR + 1.32%), 04/15/2035	3,250,000	3,253,906
Series 2023-3A, Class A1R, 4.90% (3 mo. Term SOFR + 1.23%), 10/15/2038	6,250,000	6,257,037
Series 2024-2A, Class A1R, 4.90% (3 mo. Term SOFR + 1.25%), 04/25/2039	5,000,000	5,013,750
CIFC Funding Ltd.
Series 2014-3A, Class A1R, 4.85% (3 mo. Term SOFR + 1.18%), 03/31/2038	4,000,000	4,001,736
Series 2017-1A, Class ARR, 5.22% (3 mo. Term SOFR + 1.55%), 04/21/2037	835,000	836,202
Series 2018-2A, Class A1R, 5.05% (3 mo. Term SOFR + 1.37%), 10/20/2037	3,000,000	3,009,711
Series 2018-4A, Class AR, 4.90% (3 mo. Term SOFR + 1.22%), 01/17/2038	2,500,000	2,507,130
Series 2022-2A, Class A1R, 4.65% (3 mo. Term SOFR + 0.97%), 04/19/2035	800,000	798,332
Elmwood CLO Ltd.
Series 2020-2A, Class ARR, 5.05% (3 mo. Term SOFR + 1.37%), 10/20/2037	1,500,000	1,504,482
Series 2021-5A, Class AR, 5.03% (3 mo. Term SOFR + 1.36%), 10/15/2037	900,000	902,623
Series 2022-8A, Class AR2, 4.89% (3 mo. Term SOFR + 1.22%), 10/15/2038	4,570,000	4,578,221
Series 2024-12RA, Class AR, 5.02% (3 mo. Term SOFR + 1.34%), 10/20/2037	1,500,000	1,503,306
Series 2024-1A, Class A1R, 4.86% (3 mo. Term SOFR + 1.17%), 04/18/2039	1,850,000	1,852,590
Series 2024-3A, Class A1R, 4.89% (3 mo. Term SOFR + 1.24%), 04/18/2039	5,000,000	5,014,000
Flatiron CLO Ltd., Series 2024-2A, Class A, 5.03% (3 mo. Term SOFR + 1.35%), 10/17/2037	3,000,000	3,008,031
Goldentree Loan Opportunities Ltd., Series 2024-22A, Class A, 5.01% (3 mo. Term SOFR + 1.33%), 10/20/2037	3,000,000	3,008,031
Harriman Park CLO Ltd., Series 2020-1A, Class ARR, 4.98% (3 mo. Term SOFR + 1.30%), 07/20/2038	3,000,000	3,002,637
Kennedy Lewis CLO Ltd., Series 2024-17A, Class A1, 5.06% (3 mo. Term SOFR + 1.40%), 10/22/2037	3,000,000	3,005,988
KKR CLO Trust, Series 2024-47A, Class A, 5.04% (3 mo. Term SOFR + 1.37%), 01/15/2038	4,000,000	4,012,656
Lakeside Park CLO Ltd., Series 2025-1A, Class A, 4.82% (3 mo. Term SOFR + 1.15%), 04/15/2038	2,000,000	1,999,988
Madison Park Funding Ltd.
Series 2018-30A, Class A1R, 5.04% (3 mo. Term SOFR + 1.36%), 07/16/2037	3,000,000	3,004,086
Series 2019-34A, Class A1RR, 5.05% (3 mo. Term SOFR + 1.37%), 10/16/2037	2,000,000	2,005,478

Series 2022-62A, Class A1R2, 4.98% (3 mo. Term SOFR + 1.30%), 07/16/2038	2,600,000	2,604,771
Series 2024-67A, Class A1, 5.18% (3 mo. Term SOFR + 1.51%), 04/25/2037	1,300,000	1,301,283
Series 2025-70A, Class A1, 4.98% (3 mo. Term SOFR + 1.30%), 09/04/2038	2,500,000	2,512,385
Series 2026-77A, Class A1, 4.91% (3 mo. Term SOFR + 1.20%), 04/20/2039	4,000,000	4,002,000
Magnetite CLO Ltd.
Series 2023-34A, Class A1R, 4.81% (3 mo. Term SOFR + 1.14%), 01/15/2038	2,100,000	2,100,972
Series 2023-37A, Class A1R, 4.87% (3 mo. Term SOFR + 1.20%), 10/25/2038	2,500,000	2,503,750
Series 2024-40A, Class A1, 5.12% (3 mo. Term SOFR + 1.45%), 07/15/2037	2,000,000	2,004,004
Series 2024-44A, Class A1, 5.02% (3 mo. Term SOFR + 1.35%), 10/15/2037	2,750,000	2,757,851
Neuberger Berman CLO Ltd.
Series 2019-31A, Class AR2, 4.91% (3 mo. Term SOFR + 1.23%), 01/20/2039	3,850,000	3,853,196
Series 2021-43A, Class AR, 4.73% (3 mo. Term SOFR + 1.05%), 07/17/2036	900,000	900,264
Series 2025-62A, Class A1, 4.91% (3 mo. Term SOFR + 1.23%), 10/17/2038	4,000,000	4,005,288
OCP CLO Ltd.
Series 2017-13A, Class AR2, 5.01% (3 mo. Term SOFR + 1.34%), 11/26/2037	2,060,000	2,066,283
Series 2019-17A, Class AR2, 5.08% (3 mo. Term SOFR + 1.40%), 07/20/2037	3,000,000	3,006,084
Series 2021-22A, Class AR, 5.03% (3 mo. Term SOFR + 1.35%), 10/20/2037	3,000,000	3,006,609
Octagon Investment Partners Ltd.
Series 2016-1A, Class A1R2, 5.10% (3 mo. Term SOFR + 1.42%), 07/18/2037	2,000,000	2,003,926
Series 2020-3A, Class A1R2, 5.03% (3 mo. Term SOFR + 1.36%), 01/15/2038	2,950,000	2,957,862
Series 2021-1A, Class AR, 4.74% (3 mo. Term SOFR + 1.07%), 10/15/2034	1,790,000	1,791,656
OHA Credit Funding
Series 2020-5A, Class AR, 5.03% (3 mo. Term SOFR + 1.35%), 10/18/2037	3,000,000	3,009,672
Series 2024-17RA, Class A1, 4.82% (3 mo. Term SOFR + 1.14%), 04/20/2039	1,250,000	1,252,685
OHA Credit Partners Ltd., Series 2021-16A, Class AR, 5.03% (3 mo. Term SOFR + 1.35%), 10/18/2037	4,225,000	4,235,047
Palmer Square CLO Ltd.
Series 2021-1A, Class A1AR, 4.83% (3 mo. Term SOFR + 1.15%), 04/20/2038	3,300,000	3,302,554
Series 2024-2A, Class A1, 5.08% (3 mo. Term SOFR + 1.40%), 07/20/2037	3,000,000	3,005,253
Series 2024-3A, Class A, 5.03% (3 mo. Term SOFR + 1.35%), 07/20/2037	1,500,000	1,502,925
Series 2025-3A, Class A, 4.98% (3 mo. Term SOFR + 1.30%), 07/20/2037	6,000,000	6,010,236
Rad CLO
Series 2021-15A, Class A1AR, 5.04% (3 mo. Term SOFR + 1.36%), 07/20/2040	1,000,000	1,002,600
Series 2023-22A, Class A1AR, 4.93% (3 mo. Term SOFR + 1.25%), 10/20/2040	5,000,000	5,008,235
Regatta Funding Ltd.
Series 2021-1A, Class A1R, 4.83% (3 mo. Term SOFR + 1.16%), 04/15/2038	1,500,000	1,500,909
Series 2024-4A, Class A1, 4.99% (3 mo. Term SOFR + 1.32%), 01/25/2038	4,000,000	4,012,364
Rockland Park CLO Ltd., Series 2021-1A, Class A1R, 4.98% (3 mo. Term SOFR + 1.30%), 07/20/2038	4,300,000	4,304,584
RR 32 Ltd., Series 2024-32RA, Class A1R, 5.03% (3 mo. Term SOFR + 1.36%), 10/15/2039	1,500,000	1,502,675
Sixth Street CLO
Series 2018-11A, Class AR2, 4.87% (3 mo. Term SOFR + 1.22%), 04/25/2037	3,000,000	3,006,450
Series 2019-13A, Class A1R2, 4.89% (3 mo. Term SOFR + 1.22%), 01/21/2038	6,500,000	6,510,010
Series 2021-17A, Class A1R, 4.83% (3 mo. Term SOFR + 1.15%), 04/17/2038	5,000,000	5,006,700
Series 2024-25A, Class A, 5.15% (3 mo. Term SOFR + 1.48%), 07/24/2037	3,250,000	3,256,029
Series 2024-27A, Class A, 5.02% (3 mo. Term SOFR + 1.34%), 01/17/2038	1,000,000	1,002,650
Wellman Park CLO Ltd., Series 2021-1A, Class AR, 5.02% (3 mo. Term SOFR + 1.35%), 07/15/2037	2,500,000	2,501,288
		231,972,000

Jersey - 14.1%
AGL CLO Ltd., Series 2022-20A, Class A1R, 5.05% (3 mo. Term SOFR + 1.37%), 10/20/2037	2,650,000	2,656,519
Apidos CLO
Series 2022-40A, Class AR, 5.02% (3 mo. Term SOFR + 1.35%), 07/15/2037	2,500,000	2,503,673
Series 2024-48A, Class A1, 5.11% (3 mo. Term SOFR + 1.44%), 07/25/2037	3,000,000	3,006,399
ARES CLO, Series 2023-ALF4A, Class A1R, 4.90% (3 mo. Term SOFR + 1.23%), 10/15/2038	2,000,000	1,999,914
Bain Capital Credit CLO Series 2022-4A, Class A1R, 5.06% (3 mo. Term SOFR + 1.38%), 10/16/2037	2,000,000	2,005,600
Series 2024-2A, Class A1, 5.19% (3 mo. Term SOFR + 1.52%), 07/15/2037	3,000,000	3,002,796
Benefit Street Partners CLO Ltd., Series 2022-28A, Class AR, 5.03% (3 mo. Term SOFR + 1.35%), 10/20/2037	3,000,000	3,007,434
Birch Grove CLO, Series 2024-8A, Class A1R, 4.97% (3 mo. Term SOFR + 1.29%), 04/20/2039	6,200,000	6,220,646
Danby Park CLO Ltd., Series 2022-1A, Class AR, 5.03% (3 mo. Term SOFR + 1.36%), 10/21/2037	2,000,000	2,000,550

Hartwick Park CLO Ltd., Series 2023-1A, Class AR, 4.84% (3 mo. Term SOFR + 1.16%), 01/20/2037	6,000,000		6,001,080
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd., Series 2022-52A, Class AR, 5.02% (3 mo. Term SOFR + 1.35%), 10/24/2038	2,500,000		2,505,945
OCP CLO Ltd., Series 2024-36A, Class A1, 5.04% (3 mo. Term SOFR + 1.36%), 10/16/2037	2,200,000		2,206,600
Palmer Square CLO Ltd., Series 2022-3A, Class A1R, 5.03% (3 mo. Term SOFR + 1.35%), 07/20/2037	3,000,000		3,006,861
			40,124,017

United States – 0.4%
Clover CLO, Series 2020-1A, Class A1RR, 5.06% (3 mo. Term SOFR + 1.39%), 07/15/2037	1,000,000		1,001,354

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $276,918,238)			277,102,027

TOTAL INVESTMENTS - 97.6% (Cost $276,918,238)			277,102,027
Money Market Deposit Account - 3.1% (d)			8,737,046
Liabilities in Excess of Other Assets - (0.7)%		(0.00672)	(1,909,378)
TOTAL NET ASSETS - 100.0%			$ 283,929,695

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)	Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2026.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $277,102,027 or 97.6% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2026 was 3.36%.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Eldridge AAA CLO ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments at Fair Value:
Collateralized Loan Obligations	$ –	$ 277,102,027	$ –	$ 277,102,027
Total Investments in Securities	$ –	$ 277,102,027	$ –	$ 277,102,027

Refer to the Schedule of Investments for further disaggregation of investment categories. As of the period ended May 31, 2026, the Funds did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.